Gains and losses on disposal and main changes in scope of consolidation - General information (Details) - EUR (€) € in Millions				12 Months Ended
	Nov. 22, 2019	Jul. 19, 2018	Jun. 19, 2018	Dec. 31, 2019	Dec. 31, 2020	Jul. 08, 2019	Jan. 31, 2019	Aug. 14, 2018	Jun. 05, 2018
Orange Niger [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	95.50%
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)						100.00%
Acquisition cost						€ 377
Goodwill recognized						392
Purchase consideration for acquiring remaining capital						€ 377
SecureData [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)							100.00%
Acquisition cost							€ 100
Goodwill recognized							97
Purchase consideration for acquiring remaining capital							€ 100
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)								100.00%
Acquisition cost								€ 234
Goodwill recognized								224
Purchase consideration for acquiring remaining capital								€ 234
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Capital stake equity interests acquired (as a percent)				88.20%	93.60%				81.80%
Acquisition cost		€ 4		€ 3	€ 4				€ 50
Capital stake equity interests to be acquired (as a percent)			4.90%
Capital stake equity interests acquired during the period (as a percent)		6.40%		5.40%
Ownership including reciprocal promises (as a percent)				93.10%
Goodwill recognized									29
Purchase consideration for acquiring remaining capital		€ 4		€ 3	€ 4				€ 50